Shareholder' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Federal Home Loan Banks [Abstract]
Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock
The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock were as follows:

	2019				2018
At December 31 (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series F	44,000	1,100	12	1,088	44,000	1,100	12	1,088
Series H	20,000	500	13	487	20,000	500	13	487
Series I	30,000	750	5	745	30,000	750	5	745
Series J	40,000	1,000	7	993	40,000	1,000	7	993
Series K	23,000	575	10	565	23,000	575	10	565
Total preferred stock (a)	209,510	$6,176	$192	$5,984	209,510	$6,176	$192	$5,984

(a)	The par value of all shares issued and outstanding at December 31, 2019 and 2018, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2019	81	$4,515
2018	54	2,844
2017	49	2,622

Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity
Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss). The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Investment Securities Available-For-Sale	Unrealized Gains (Losses) on Investment Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total

2019
Balance at beginning of period	$(946)	$14	$112	$(1,418)	$(84)	$(2,322)
Changes in unrealized gains and losses	1,693	–	(229)	(380)	–	1,084
Unrealized gains and losses on held-to-maturity investment securities transferred to available-for-sale	150	(9)	–	–	–	141
Foreign currency translation adjustment (a)	–	–	–	–	26	26
Reclassification to earnings of realized gains and losses	(73)	(7)	11	89	–	20
Applicable income taxes	(445)	2	55	73	(7)	(322)
Balance at end of period	$379	$–	$(51)	$(1,636)	$(65)	$(1,373)

2018
Balance at beginning of period	$(357)	$17	$71	$(1,066)	$(69)	$(1,404)
Revaluation of tax related balances (b)	(77)	4	15	(229)	(13)	(300)
Changes in unrealized gains and losses	(656)	–	39	(302)	–	(919)
Foreign currency translation adjustment (a)	–	–	–	–	3	3
Reclassification to earnings of realized gains and losses	(30)	(9)	(5)	137	–	93
Applicable income taxes	174	2	(8)	42	(5)	205
Balance at end of period	$(946)	$14	$112	$(1,418)	$(84)	$(2,322)

2017
Balance at beginning of period	$(431)	$25	$55	$(1,113)	$(71)	$(1,535)
Changes in unrealized gains and losses	178	–	(5)	(41)	–	132
Foreign currency translation adjustment ( a )	–	–	–	–	(2)	(2)
Reclassification to earnings of realized gains and losses	(57)	(13)	30	117	–	77
Applicable income taxes	(47)	5	(9)	(29)	4	(76)
Balance at end of period	$(357)	$17	$71	$(1,066)	$(69)	$(1,404)

(a)	Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.

(b)
Reflects the adoption of new accounting guidance on January 1, 2018 to reclassify the impact of the reduced federal statutory rate for corporations included in 2017 tax reform legislation from accumulated other comprehensive income to retained earnings.

Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings
Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31, is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2019	2018	2017
Unrealized gains (losses) on investment securities available-for-sale
Realized gains (losses) on sale of investment securities	$73	$30	$57	Total securities gains (losses), net
	(18)	(7)	(22)	Applicable income taxes

	55	23	35	Net-of-tax
Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	7	9	13	Interest income
	(2)	(2)	(5)	Applicable income taxes

	5	7	8	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(11)	5	(30)	Interest expense
	3	(2)	11	Applicable income taxes

	(8)	3	(19)	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses) and prior service cost (credit) amortization	(89)	(137)	(117)	Other noninterest expense
	22	35	45	Applicable income taxes

	(67)	(102)	(72)	Net-of-tax

Total impact to net income	$(15)	$(69)	$(48)

Components of regulatory capital and summary of regulatory capital requirements and ratios
The following
tables provide
a summary of the regulatory capital requirements
in effect, along with
the actual
components and
ratios  for the Company and its bank subsidiary
, at December 31, 2019 and 2018
:

	U.S. Bancorp		U.S. Bank National Association
(Dollars in Millions)	2019	2018	2019	2018

Basel III standardized approach:
Common shareholders’ equity	$45,869	$45,045	$48,592	$47,728
Less intangible assets
Goodwill (net of deferred tax liability)	(8,788)	(8,549)	(8,806)	(8,566)
Other disallowed intangible assets	(677)	(601)	(710)	(732)
Other (a)	(691)	(1,171)	38	(112)
Total common equity tier 1 capital	35,713	34,724	39,114	38,318

Qualifying preferred stock	5,984	5,984	–	–
Noncontrolling interests eligible for tier 1 capital	28	36	28	36
Other (b)	(4)	(3)	(4)	(3)
Total tier 1 capital	41,721	40,741	39,138	38,351

Eligible portion of allowance for credit losses	4,491	4,441	4,491	4,441
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,532	2,996	3,365	3,168
Total tier 2 capital	8,023	7,437	7,856	7,609
Total risk-based capital	$49,744	$48,178	$46,994	$45,960

Risk-weighted assets	$391,269	$381,661	$383,560	$374,299
Common equity tier 1 capital as a percent of risk-weighted assets	9.1%	9.1%	10.2%	10.2%
Tier 1 capital as a percent of risk-weighted assets	10.7	10.7	10.2	10.2
Total risk-based capital as a percent of risk-weighted assets	12.7	12.6	12.3	12.3
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.8	9.0	8.4	8.6

Basel III advanced approaches (c) :
Common shareholders’ equity		$45,045		$47,728
Less intangible assets
Goodwill (net of deferred tax liability)		(8,549)		(8,566)
Other disallowed intangible assets		(601)		(732)
Other (a)		(1,171)		(112)
Total common equity tier 1 capital		34,724		38,318

Qualifying preferred stock		5,984		–
Noncontrolling interests eligible for tier 1 capital		36		36
Other (b)		(3)		(3)
Total tier 1 capital		40,741		38,351

Eligible portion of allowance for credit losses		1,399		1,364
Subordinated debt and noncontrolling interests eligible for tier 2 capital		2,996		3,168
Total tier 2 capital		4,395		4,532
Total risk-based capital		$45,136		$42,883

Risk-weighted assets		$295,002		$287,897

Common equity tier 1 capital as a percent of risk-weighted assets		11.8%		13.3%
Tier 1 capital as a percent of risk-weighted assets		13.8		13.3
Total risk-based capital as a percent of risk-weighted assets		15.3		14.9
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	7.0%	7.2	6.7%	6.9
(a)
Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale
securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc., and the portion of deferred tax assets related to net operating loss and tax credit carryforwards not eligible for common equity tier 1 capital.

(b)	Includes the remaining portion of deferred tax assets not eligible for total tier 1 capital.
(c)	Effective December 31, 2019, the Company is no longer subject to calculating its , or its bank subsidiary’s , capital adequacy as a percentage of risk-weighted assets under advanced approaches.

	Minimum (a)	Well- Capitalized
Bank Regulatory Capital Requirements
2019
Common equity tier 1 capital as a percent of risk-weighted assets	7.000%	6.500%
Tier 1 capital as a percent of risk-weighted assets	8.500	8.000
Total risk-based capital as a percent of risk-weighted assets	10.500	10.000
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.000	5.000
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	3.000	3.000

2018
Common equity tier 1 capital as a percent of risk-weighted assets	6.375%	6.500%
Tier 1 capital as a percent of risk-weighted assets	7.875	8.000
Total risk-based capital as a percent of risk-weighted assets	9.875	10.000
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.000	5.000
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	3.000	3.000

(a)
The minimum common equity tier 1 capital, tier 1 capital and total risk-based capital ratio requirements reflect a capital conservation buffer requirement of 2.5 percent and 1.875 percent for 2019 and 2018, respectively. Banks and financial services holding companies must maintain minimum capital levels, including a capital conservation buffer requirement, to avoid limitations on capital distributions and certain discretionary compensation payments.